The Fixed
And Variable Annuity

issued by

METLIFE INVESTORS VARIABLE ANNUITY
ACCOUNT FIVE
(formerly, Cova Variable Annuity Account Five)

and

METLIFE INVESTORS INSURANCE COMPANY
OF CALIFORNIA
(formerly, Cova Financial Life Insurance Company)


This prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors Insurance Company of California (MetLife Investors, we or us)

The annuity contract has 58 investment choices -- a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and 57 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:
     Premier Growth Portfolio (Class A)
     AllianceBernstein Real Estate Investment Portfolio (Class A)
     AllianceBernstein Value Portfolio (Class B)
     AllianceBernstein Small Cap Value Portfolio (Class B)

American Century Variable Portfolios, Inc.:
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

Dreyfus Stock Index Fund (Initial Class)

Dreyfus Variable Investment Fund (Initial Class):
     Dreyfus VIF - Appreciation Portfolio
     Dreyfus VIF - Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund
(Service Class 2 Shares):
     Equity-Income Portfolio
     Growth Portfolio
     High Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton International Securities Fund

General American Capital Company:
     Money Market Fund

Goldman Sachs Variable Insurance Trust ("VIT"):

     Goldman Sachs VIT Growth and Income Fund
     Goldman Sachs VIT Internet Tollkeeper FundSM
     Goldman Sachs VIT Global Income Fund
     Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

INVESCO Variable Investment Funds, Inc.:
     INVESCO VIF - Dynamics Fund
     INVESCO VIF - High Yield Fund

Liberty Variable Investment Trust:
     Newport Tiger Fund, Variable Series (Class A)

Met Investors Series Trust* (Class A):
     J.P. Morgan Enhanced Index
     J.P. Morgan International Equity
     J.P. Morgan Quality Bond
     J.P. Morgan Select Equity
     J.P. Morgan Small Cap Stock
     Lord Abbett Bond Debenture
     Lord Abbett Developing Growth
     Lord Abbett Growth and Income
     Lord Abbett Growth Opportunities
     Lord Abbett Mid-Cap Value

*Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

MFS Variable Insurance Trust (Initial Class):
     MFS Emerging Growth Series
     MFS Global Governments Series
     MFS Investors Trust Series (prior to May 1, 2001,
        MFS Growth with Income Series)
     MFS High Income Series
     MFS Research Series
     MFS New Discovery Series

PIMCO Variable Insurance Trust (Administrative Class):
     PIMCO High Yield Bond Portfolio
     PIMCO Low Duration Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio
     PIMCO Total Return Bond Portfolio

Putnam Variable Trust:
     Putnam VT Growth and Income Fund -
        Class IA Shares
     Putnam VT International Growth Fund -
        Class IA Shares
     Putnam VT International New
        Opportunities Fund - Class IA Shares
     Putnam VT New Value Fund - Class IA Shares
     Putnam VT Vista Fund - Class IA Shares

Scudder Variable Series I (Class A) (formerly, Scudder Variable Life
     Investment Fund):
     International Portfolio

Scudder Variable Series II (formerly, Kemper Variable Series):
     Scudder Government Securities Portfolio
     Scudder Small Cap Growth Portfolio
     Scudder Small Cap Value Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 29 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, IA 50306-0366.

The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

May 1, 2001

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3
  SUMMARY                                                    4
  FEE TABLE                                                  6
  EXAMPLES                                                  11
  1. THE ANNUITY CONTRACT                                   15
  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    15
     Annuity Date                                           15
     Annuity Payments                                       15
     Annuity Options                                        16
  3. PURCHASE                                               16
     Purchase Payments                                      16
     Allocation of Purchase Payments                        16
     Free Look                                              16
     Accumulation Units                                     17
  4. INVESTMENT OPTIONS                                     17
     Transfers                                              20
     Dollar Cost Averaging Program                          20
     Automatic Rebalancing Program                          21
     Approved Asset Allocation Programs                     21
     Voting Rights                                          21
     Substitution                                           22
  5. EXPENSES                                               22
     Insurance Charges                                      22
     Contract Maintenance Charge                            22
     Withdrawal Charge                                      22
     Reduction or Elimination of the Withdrawal Charge      23
     Premium Taxes                                          23
     Transfer Fee                                           23
     Income Taxes                                           23
     Investment Portfolio Expenses                          23
  6. TAXES                                                  23
     Annuity Contracts in General                           24
     Qualified and Non-Qualified Contracts                  24
     Withdrawals - Non-Qualified Contracts                  24
     Withdrawals - Qualified Contracts                      24
     Withdrawals - Tax-Sheltered Annuities                  25
     Diversification                                        25

  7. ACCESS TO YOUR MONEY                                   26
     Systematic Withdrawal Program                          26
     Suspension of Payments or Transfers                    26

  8. PERFORMANCE                                            26

  9. DEATH BENEFIT                                          27
     Upon Your Death                                        27
     Death of Annuitant                                     27

10. OTHER INFORMATION                                       28
     MetLife Investors                                      28
     The Separate Account                                   28
     Distributor                                            28
     Ownership                                              28
     Beneficiary                                            28
     Assignment                                             29
     Financial Statements                                   29

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION                                   29

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase                                          15
Accumulation Unit                                           17
Annuitant                                                   15
Annuity Date                                                15
Annuity Options                                             16
Annuity Payments                                            15
Annuity Unit                                                17
Beneficiary                                                 28
Fixed Account                                               15
Income Phase                                                15
Investment Portfolios                                       17
Joint Owner                                                 28
Non-Qualified                                               24
Owner                                                       28
Purchase Payment                                            16
Qualified                                                   24
Tax Deferral                                                24

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1.   THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 57 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.


2.   ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


3.   HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.


4.   INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Certain portfolios contained in the fund prospectuses may not be available with your contract.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


5.   EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.56% of the average daily value of the investment portfolio depending upon the investment portfolio.


6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.


9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.


10. INQUIRIES:

If you need more information, please contact us at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
(800) 343-8496

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page 14)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page 14)
     No charge for first 12 transfers in a contract year;
     thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 on page 14)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                       -------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%




Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                            Total Annual Portfolio
                                                     Management                        Other Expenses       Expenses (after expense
                                                   Fees (after fee                     (after expense        reimbursement and/or
                                                     waivers for      12b-1 Fees/     reimbursement for       fee waivers for
                                                certain Portfolios)   Service Fees   certain Portfolios)       certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds

     AIM V.I. Capital Appreciation Fund                .61%                 N/A            .21%                      .82%
     AIM V.I. International Equity Fund                .73%                 N/A            .29%                     1.02%
     AIM V.I. Value Fund                               .61%                 N/A            .23%                      .84%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
     Premier Growth Portfolio (Class A)               1.00%                 N/A            .05%                     1.05%
     AllianceBernstein Real Estate Investment
        Portfolio (Class A) (1)                        .18%                 N/A            .77%                      .95%
     AllianceBernstein Value Portfolio (Class B) (2)   .11%              .25%              .84%                     1.20%
     AllianceBernstein Small Cap Value
        Portfolio (Class B) (2)                        .04%              .25%              .91%                     1.20%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
     VP Income & Growth Fund                           .70%                 N/A              .0%                     .70%
     VP International Fund                            1.23%                 N/A              .0%                    1.23%
     VP Value Fund                                    1.00%                 N/A              .0%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund
(Initial Class) (3)                                    .25%                 N/A            .01%                      .26%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class) (3)
     Dreyfus VIF - Appreciation Portfolio              .75%                 N/A            .03%                      .78%
     Dreyfus VIF - Disciplined Stock Portfolio         .75%                 N/A            .06%                      .81%
------------------------------------------------------------------------------------------------------------------------------------


Investment Portfolio Expenses, (continued)
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                           Total Annual Portfolio
                                                     Management                        Other Expenses      Expenses (after expense
                                                   Fees (after fee                     (after expense       reimbursement and/or
                                                    waivers for        12b-1 Fees/    reimbursement for        fee waivers for
                                                 certain Portfolios)   Service Fees   certain Portfolios)    certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
(Service Class 2)
     High Income Portfolio                             .58%              .25%              .18%                     1.01%
     Growth Portfolio (4)                              .57%              .25%              .09%                      .91%
     Equity-Income Portfolio (4)                       .48%              .25%              .10%                      .83%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
     Franklin Small Cap Fund (5)                       .49%                 N/A            .28%                      .77%
     Mutual Shares Securities Fund                     .60%                 N/A            .20%                      .80%
     Templeton Developing Markets
        Securities Fund                               1.25%                 N/A            .31%                     1.56%
     Templeton International Securities Fund           .67%                 N/A            .20%                      .87%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
     Money Market Fund                                 .125%                N/A            .08%                      .205%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust ("VIT") (6)
     Goldman Sachs VIT Growth and Income Fund          .75%                 N/A            .25%                     1.00%
     Goldman Sachs VIT Internet
        Tollkeeper FundSM                             1.00%                 N/A            .25%                     1.25%
     Goldman Sachs VIT Global Income Fund              .90%                 N/A            .25%                     1.15%
     Goldman Sachs VIT International
        Equity Fund                                   1.00%                 N/A            .35%                     1.35%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc. (7)
     INVESCO VIF - Dynamics Fund                       .75%                 N/A            .34%                     1.09%
     INVESCO VIF - High Yield Fund                     .60%                 N/A            .45%                     1.05%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
     Newport Tiger Fund,
        Variable Series (Class A)                      .90%                 N/A            .25%                     1.15%
------------------------------------------------------------------------------------------------------------------------------------






Investment Portfolio Expenses, (continued)
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                           Total Annual Portfolio
                                                     Management                        Other Expenses      Expenses (after expense
                                                   Fees (after fee                     (after expense       reimbursement and/or
                                                    waivers for        12b-1 Fees/    reimbursement for        fee waivers for
                                                 certain Portfolios)   Service Fees   certain Portfolios)    certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A) (8)
     J.P. Morgan Enhanced Index Portfolio              .56%                N/A             .09%                      .65%
     J.P. Morgan International Equity Portfolio        .69%                N/A             .36%                     1.05%
     J.P. Morgan Quality Bond Portfolio                .43%                N/A             .17%                      .60%
     J.P. Morgan Select Equity Portfolio               .61%                N/A             .07%                      .68%
     J.P. Morgan Small Cap Stock Portfolio             .85%                N/A             .17%                     1.02%
     Lord Abbett Bond Debenture Portfolio              .60%                N/A             .10%                      .70%
     Lord Abbett Developing Growth Portfolio           .61%                N/A             .34%                      .95%
     Lord Abbett Growth and Income Portfolio           .59%                N/A             .05%                      .64%
     Lord Abbett Growth Opportunities Portfolio        .00%                N/A             .85%                      .85%
     Lord Abbett Mid-Cap Value Portfolio               .64%                N/A             .26%                      .90%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class) (9)
     MFS Emerging Growth Series                        .75%                N/A             .10%                      .85%
     MFS Global Governments Series (10)                .75%                N/A             .16%                      .91%
     MFS Investors Trust Series                        .75%                N/A             .12%                      .87%
     MFS High Income Series (10)                       .75%                N/A             .16%                      .91%
     MFS Research Series                               .75%                N/A             .10%                      .85%
     MFS New Discovery Series (10)                     .90%                N/A             .16%                     1.06%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
(Administrative Class) (11)
     PIMCO High Yield Bond Portfolio                   .25%              .15%              .35%                      .75%
     PIMCO Low Duration Bond Portfolio                 .25%              .15%              .25%                      .65%
     PIMCO StocksPLUS Growth
        and Income Portfolio                           .40%              .15%              .10%                      .65%
     PIMCO Total Return Bond Portfolio                 .25%              .15%              .25%                      .65%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
     Putnam VT Growth and Income Fund -
        Class IA Shares                                .46%                N/A             .04%                      .50%
     Putnam VT International Growth Fund -
        Class IA Shares                                .76%                N/A             .18%                      .94%
     Putnam VT International New
        Opportunities Fund - Class IA Shares          1.00%                N/A             .21%                     1.21%
     Putnam VT New Value Fund - Class IA Shares        .70%                N/A             .09%                      .79%
     Putnam VT Vista Fund - Class IA Shares            .60%                N/A             .07%                      .67%
------------------------------------------------------------------------------------------------------------------------------------






Investment Portfolio Expenses, (continued)
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                           Total Annual Portfolio
                                                     Management                        Other Expenses      Expenses (after expense
                                                   Fees (after fee                     (after expense       reimbursement and/or
                                                    waivers for        12b-1 Fees/    reimbursement for        fee waivers for
                                               certain Portfolios)     Service Fees   certain Portfolios)    certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class A)
     International Portfolio                           .82%                N/A             .14%                      .96%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
     Scudder Government Securities Portfolio           .55%                N/A             .05%                      .60%
     Scudder Small Cap Growth Portfolio                .65%                N/A             .07%                      .72%
     Scudder Small Cap Value Portfolio (12)            .75%                N/A             .06%                      .81%
------------------------------------------------------------------------------------------------------------------------------------



(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class A) are estimated net of contractual fee waivers. Expenses have been capped at .95% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.67%.

(2) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and .84% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Value Portfolio, before reimbursement, are 1.84%. The estimated expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and .91% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 2.16%.

(3) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(5) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been .81%.

(6) The investment advisers to the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35%, 0.25% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively.
     The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ended December 31, 2000.

(7) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO. This commitment may be changed at any time following consultation with the board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2000 were the same as shown in the table above.

(8) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio and .85% for the Lord Abbett Growth Opportunities Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.71% for the J.P. Morgan Quality Bond Portfolio, 1.13% for the J.P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio, 1.09% for the Lord Abbett Developing Growth Portfolio and 4.05% for the Lord Abbett Growth Opportunities Portfolio.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(10) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Global Governments Series, the High Income Series and the New Discovery Series. These contractual arrangements will continue until at least May 1, 2002, unless changed with the consent of the of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2000 were .99% with respect to the High Income Series and 1.07% with respect to the Global Governments Series.

(11) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%, 0.65% and 0.65% of the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been .66% for the Total Return Bond Portfolio.

(12) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

        (a) if you surrender the contract at the end of each time period;
        (b) if you do not surrender the contract or if you apply the contract value to an annuity option


                                                                                        Time Periods

                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation                               (a)  $73.50      (a) $117.26       (a)   $168.48   (a)   $263.22
                                                                   (b)  $23.50      (b) $ 72.26       (b)   $123.48   (b)   $263.22
       AIM V.I. International Equity                               (a)  $75.50      (a) $123.27       (a)   $178.50   (a)   $283.17
                                                                   (b)  $25.50      (b) $ 78.27       (b)   $133.50   (b)   $283.17
       AIM V.I. Value                                              (a)  $73.70      (a) $117.86       (a)   $169.49   (a)   $265.23
                                                                   (b)  $23.70      (b) $ 72.86       (b)   $124.49   (b)   $265.23
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
       Premier Growth (Class A)                                    (a)  $75.80      (a) $124.17       (a)   $179.99   (a)   $286.12
                                                                   (b)  $25.80      (b) $ 79.17       (b)   $134.99   (b)   $286.12
       AllianceBernstein Real Estate Investment (Class A)          (a)  $74.80      (a) $121.17       (a)   $175.00   (a)   $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)   $130.00   (b)   $276.23
       AllianceBernstein Value (Class B)                           (a)  $77.30      (a) $128.65       (a)   $187.42   (a)   $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)   $142.42   (b)   $300.75
       AllianceBernstein Small Cap Value (Class B)                 (a)  $77.30      (a) $128.65       (a)   $187.42   (a)   $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)   $142.42   (b)   $300.75
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
       VP Income & Growth                                          (a)  $72.29      (a) $113.63       (a)   $162.42   (a)   $251.04
                                                                   (b)  $22.29      (b) $ 68.63       (b)   $117.42   (b)   $251.04
       VP International                                            (a)  $77.60      (a) $129.54       (a)   $188.90   (a)   $303.64
                                                                   (b)  $27.60      (b) $ 84.54       (b)   $143.90   (b)   $303.64
       VP Value                                                    (a)  $75.30      (a) $122.67       (a)   $177.50   (a)   $281.19
                                                                   (b)  $25.30      (b) $ 77.67       (b)   $132.50   (b)   $281.19
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Initial Class)
                                                                   (a)  $67.87      (a) $100.23       (a)   $139.87   (a)   $205.00
                                                                   (b)  $17.87      (b) $ 55.23       (b)  $  94.87   (b)   $205.00
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class)
       Dreyfus VIF - Appreciation                                  (a)  $73.10      (a) $116.05       (a)   $166.47   (a)   $259.18
                                                                   (b)  $23.10      (b) $ 71.05       (b)   $121.47   (b)   $259.18
       Dreyfus VIF - Disciplined Stock                             (a)  $73.40      (a) $116.96       (a)   $167.98   (a)   $262.21
                                                                   (b)  $23.40      (b) $ 71.96       (b)   $122.98   (b)   $262.21
------------------------------------------------------------------------------------------------------------------------------------



Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
(Service Class 2 Shares)
       High Income                                                 (a)  $75.40      (a) $122.97       (a)   $178.00   (a)   $282.18
                                                                   (b)  $25.40      (b) $ 77.97       (b)   $133.00   (b)   $282.18
       Growth                                                      (a)  $74.40      (a) $119.97       (a)   $173.00   (a)   $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)   $128.00   (b)   $272.25
       Equity-Income                                               (a)  $73.60      (a) $117.56       (a)   $168.99   (a)   $264.23
                                                                   (b)  $23.60      (b) $ 72.56       (b)   $123.99   (b)   $264.23
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
       Franklin Small Cap                                          (a)  $73.00      (a) $115.75       (a)   $165.96   (a)   $258.16
                                                                   (b)  $23.00      (b) $ 70.75       (b)   $120.96   (b)   $258.16
       Mutual Shares Securities                                    (a)  $73.30      (a) $116.65       (a)   $167.47   (a)   $261.20
                                                                   (b)  $23.30      (b) $ 71.65       (b)   $122.47   (b)   $261.20
       Templeton Developing Markets Securities                     (a)  $80.89      (a) $139.31       (a)   $205.03   (a)   $334.89
                                                                   (b)  $30.89      (b) $ 94.31       (b)   $160.03   (b)   $334.89
       Templeton International Securities                          (a)  $74.00      (a) $118.76       (a)   $171.00   (a)   $268.25
                                                                   (b)  $24.00      (b) $ 73.76       (b)   $126.00   (b)   $268.25
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
       Money Market                                                (a)  $67.31      (a) $ 98.54       (a)   $137.02   (a)   $199.08
                                                                   (b)  $17.31      (b) $ 53.54       (b)  $  92.02   (b)   $199.08
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
       Goldman Sachs VIT Growth and Income Fund                    (a)  $75.30      (a) $122.67       (a)   $177.50   (a)   $281.19
                                                                   (b)  $25.30      (b) $ 77.67       (b)   $132.50   (b)   $281.19
       Goldman Sachs VIT Internet Tollkeeper Fund                  (a)  $77.80      (a) $130.14       (a)   $189.89   (a)   $305.57
                                                                   (b)  $27.80      (b) $ 85.14       (b)   $144.89   (b)   $305.57
       Goldman Sachs VIT Global Income Fund                        (a)  $76.80      (a) $127.16       (a)   $184.95   (a)   $295.90
                                                                   (b)  $26.80      (b) $ 82.16       (b)   $139.95   (b)   $295.90
       Goldman Sachs VIT International Equity Fund                 (a)  $78.79      (a) $133.11       (a)   $194.80   (a)   $315.14
                                                                   (b)  $28.79      (b) $ 88.11       (b)   $149.80   (b)   $315.14
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
       INVESCO VIF - Dynamics                                      (a)  $76.20      (a) $125.36       (a)   $181.98   (a)   $290.04
                                                                   (b)  $26.20      (b) $ 80.36       (b)   $136.98   (b)   $290.04
       INVESCO VIF - High Yield                                    (a)  $75.80      (a) $124.17       (a)   $179.99   (a)   $286.12
                                                                   (b)  $25.80      (b) $ 79.17       (b)   $134.99   (b)   $286.12
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series (Class A)               (a)  $76.80      (a) $127.16       (a)   $184.95   (a)   $295.90
                                                                   (b)  $26.80      (b) $ 82.16       (b)   $139.95   (b)   $295.90
------------------------------------------------------------------------------------------------------------------------------------



Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A)
       J.P. Morgan Enhanced Index Portfolio                        (a)  $71.79      (a) $112.12       (a)   $159.89   (a)   $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)   $114.89   (b)   $245.92
       J.P. Morgan International Equity Portfolio                  (a)  $75.80      (a) $124.17       (a)   $179.99   (a)   $286.12
                                                                   (b)  $25.80      (b) $ 79.17       (b)   $134.99   (b)   $286.12
       J.P. Morgan Quality Bond Portfolio                          (a)  $71.29      (a) $110.60       (a)   $157.34   (a)   $240.77
                                                                   (b)  $21.29      (b) $ 65.60       (b)   $112.34   (b)   $240.77
       J.P.Morgan Select Equity Portfolio                          (a)  $72.09      (a) $113.03       (a)   $161.41   (a)   $249.00
                                                                   (b)  $22.09      (b) $ 68.03       (b)   $116.41   (b)   $249.00
       J.P.Morgan Small Cap Stock Portfolio                        (a)  $75.50      (a) $123.27       (a)   $178.50   (a)   $283.17
                                                                   (b)  $25.50      (b) $ 78.27       (b)   $133.50   (b)   $283.17
       Lord Abbett Bond Debenture Portfolio                        (a)  $72.29      (a) $113.63       (a)   $162.42   (a)   $251.04
                                                                   (b)  $22.29      (b) $ 68.63       (b)   $117.42   (b)   $251.04
       Lord Abbett Developing Growth Portfolio                     (a)  $74.80      (a) $121.17       (a)   $175.00   (a)   $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)   $130.00   (b)   $276.23
       Lord Abbett Growth and Income Portfolio                     (a)  $71.69      (a) $111.82       (a)   $159.38   (a)   $244.89
                                                                   (b)  $21.69      (b) $ 66.82       (b)   $114.38   (b)   $244.89
Lord Abbett Growth Opportunities Portfolio                         (a)  $73.80      (a) $118.16       (a)   $169.99   (a)   $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)   $124.99   (b)   $266.24
       Lord Abbett Mid-Cap Value Portfolio                         (a)  $74.30      (a) $119.67       (a)   $172.50   (a)   $271.25
                                                                   (b)  $24.30      (b) $ 74.67       (b)   $127.50   (b)   $271.25
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)
       MFS Emerging Growth                                         (a)  $73.80      (a) $118.16       (a)   $169.99   (a)   $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)   $124.99   (b)   $266.24
       MFS Global Governments                                      (a)  $74.40      (a) $119.97       (a)   $173.00   (a)   $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)   $128.00   (b)   $272.25
       MFS Investors Trust                                         (a)  $74.00      (a) $118.76       (a)   $171.00   (a)   $268.25
                                                                   (b)  $24.00      (b) $ 73.76       (b)   $126.00   (b)   $268.25
MFS High Income                                                    (a)  $74.40      (a) $119.97       (a)   $173.00   (a)   $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)   $128.00   (b)   $272.25
MFS Research                                                       (a)  $73.80      (a) $118.16       (a)   $169.99   (a)   $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)   $124.99   (b)   $266.24
MFS New Discovery                                                  (a)  $75.90      (a) $124.47       (a)   $180.49   (a)   $287.10
                                                                   (b)  $25.90      (b) $ 79.47       (b)   $135.49   (b)   $287.10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)
       PIMCO High Yield Bond                                       (a)  $72.80      (a) $115.15       (a)   $164.95   (a)   $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)   $119.95   (b)   $256.13
       PIMCO Low Duration Bond                                     (a)  $71.79      (a) $112.12       (a)   $159.89   (a)   $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)   $114.89   (b)   $245.92
       PIMCO StocksPLUS Growth and Income                          (a)  $71.79      (a) $112.12       (a)   $159.89   (a)   $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)   $114.89   (b)   $245.92
       PIMCO Total Return Bond                                     (a)  $71.79      (a) $112.12       (a)   $159.89   (a)   $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)   $114.89   (b)   $245.92
------------------------------------------------------------------------------------------------------------------------------------



Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a) $107.56       (a)   $152.24   (a)   $230.39
                                                                   (b)  $20.29      (b) $ 62.56       (b)   $107.24   (b)   $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $74.70      (a) $120.87       (a)   $174.50   (a)   $275.24
                                                                   (b)  $24.70      (b) $ 75.87       (b)   $129.50   (b)   $275.24
       Putnam VT International New Opportunities -                 (a)  $77.40      (a) $128.94       (a)   $187.92   (a)   $301.71
          Class IA Shares                                          (b)  $27.40      (b) $ 83.94       (b)   $142.92   (b)   $301.71
       Putnam VT New Value - Class IA Shares                       (a)  $73.20      (a) $116.35       (a)   $166.97   (a)   $260.19
                                                                   (b)  $23.20      (b) $ 71.35       (b)   $121.97   (b)   $260.19
       Putnam VT Vista - Class IA Shares                           (a)  $71.99      (a) $112.73       (a)   $160.90   (a)   $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)   $115.90   (b)   $247.97
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A)
       International                                               (a)  $74.90      (a) $121.47       (a)   $175.50   (a)   $277.23
                                                                   (b)  $24.90      (b) $ 76.47       (b)   $130.50   (b)   $277.23
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
       Scudder Government Securities                               (a)  $71.29      (a) $110.60       (a)   $157.34   (a)   $240.77
                                                                   (b)  $21.29      (b) $ 65.60       (b)   $112.34   (b)   $240.77
       Scudder Small Cap Growth                                    (a)  $72.49      (a) $114.24       (a)   $163.43   (a)   $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)   $118.43   (b)   $253.08
       Scudder Small Cap Value                                     (a)  $73.40      (a) $116.96       (a)   $167.98   (a)   $262.21
                                                                   (b)  $23.40      (b) $ 71.96       (b)   $122.98   (b)   $262.21
------------------------------------------------------------------------------------------------------------------------------------


Explanation of Fee Table


1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."



2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100.


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract. MetLife Investors reserves the right to reject any purchase payment.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, MetLife Investors directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 57 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors Insurance Company of California, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

MetLife  Investors  may  enter  into  certain  arrangements  under  which  it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate  Investment Portfolio (Class A)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


DREYFUS STOCK INDEX FUND (INITIAL CLASS)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2 SHARES)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

   Equity-Income Portfolio
   Growth Portfolio
   High Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

   Franklin Small Cap Fund (Class 1)
   Mutual Shares Securities Fund (Class 1)
   Templeton Developing Markets Securities Fund (Class 1)
   Templeton International Securities Fund (Class 1)


GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT Internet Tollkeeper FundSM and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper FundSM
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund


LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series (Class A)


MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp. is the investment manager of Met Investors Series Trust. Met Investors Advisory Corp. has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following portfolios are available under the contract:

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio


MFS VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
   MFS Investors Trust Series (prior to May 1, 2001,
      MFS Growth With Income Series)
   MFS High Income Series
   MFS Research Series
   MFS New Discovery Series


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

   PIMCO High Yield Bond Portfolio
   PIMCO Low Duration Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Bond Portfolio


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares


SCUDDER VARIABLE SERIES I (CLASS A) (formerly, Scudder Variable Life Investment
Fund)

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   International Portfolio


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:

   Scudder Government Securities Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio


Transfers

You can transfer money among the fixed account and the investment portfolios. MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program. Even though MetLife Investors permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when MetLife Investors becomes aware of such disruptive practices, it may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.



5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Reduction or Elimination of the Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

MetLife Investors will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, it is not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



6.   TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)   paid on or after you reach age 59 1/2;

(2)   paid after you die;

(3)   paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)   paid for certain allowable medical expenses (as defined in the Code);

(7)   paid pursuant to a qualified domestic relations order;

(8)   paid on account of an IRS levy upon the qualified contract;

(9)   paid from an IRA for medical insurance (as defined in the Code);

(10)  paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Taxation of Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

MetLife   Investors  may  be  required  to  suspend  or  postpone  payments  for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife
     Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.   PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses. For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.



10.  OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company of California ("MetLife Investors") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Life Insurance Company until our new name is approved.

MetLife Investors Insurance Company of California is presently licensed to do business in the state of California.


The Separate Account

MetLife Investors established a separate account, MetLife Investors Variable Annuity Account Five (formerly, Cova Variable Annuity Account Five) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660 acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor of the contracts.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.00% of contract value. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information

     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                        $16.83        $11.80         $10.00             *               *
     End of Period                                               14.78         16.83          11.80
     Number of Accum. Units Outstanding                        217,297        63,264          5,570
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Sub-Account
     Beginning of Period                                        $17.46        $11.42         $10.00             *               *
     End of Period                                               12.67         17.46          11.42
     Number of Accum. Units Outstanding                         47,794        19,322         15,257
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period                                        $16.75        $13.08         $10.00             *               *
     End of Period                                               14.10         16.75          13.08
     Number of Accum. Units Outstanding                        388,155       158,759          2,865
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Premier Growth Sub-Account (Class A)
     Beginning of Period                                        $19.08        $14.62         $10.00             *               *
     End of Period                                               15.69         19.08          14.62
     Number of Accum. Units Outstanding                        243,239       130,836         62,869
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Real Estate Investment Sub-Account (Class A)
     Beginning of Period                                         $7.49         $8.00         $10.00             *               *
     End of Period                                                9.35          7.49           8.00
     Number of Accum. Units Outstanding                         55,762        29,380         22,077
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
VP Income & Growth Sub-Account
     Beginning of Period                                        $10.32        $10.00              *             *               *
     End of Period                                                9.10         10.32
     Number of Accum. Units Outstanding                         42,799         1,017
------------------------------------------------------------------------------------------------------------------------------------
VP International Sub-Account
     Beginning of Period                                        $12.52        $10.00              *             *               *
     End of Period                                               10.29         12.52
     Number of Accum. Units Outstanding                          7,256            10
------------------------------------------------------------------------------------------------------------------------------------

VP Value Sub-Account
     Beginning of Period                                         $9.59        $10.00              *             *               *
     End of Period                                               11.17          9.59
     Number of Accum. Units Outstanding                         20,458           546
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (1)
Bond Debenture Sub-Account
     Beginning of Period                                        $13.77        $13.50         $12.88        $11.30          $10.15
     End of Period                                               13.68         13.77          13.50         12.88           11.30
     Number of Accum. Units Outstanding                        846,521       859,300        681,676       347,400          39,545
------------------------------------------------------------------------------------------------------------------------------------

Developing Growth Sub-Account
     Beginning of Period                                        $14.45        $11.07         $10.53        $10.83               *
     End of Period                                               11.57         14.45          11.07         10.53
     Number of Accum. Units Outstanding                        210,893       130,053         70,926         6,039
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Research Sub-Account
     Beginning of Period                                        $14.64        $11.83         $10.76             *               *
     End of Period                                               16.25         14.64          11.83
     Number of Accum. Units Outstanding                        173,756       142,370         49,894
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                        $39.46        $35.90              *             *               *
     End of Period                                               44.62         39.46
     Number of Accum. Units Outstanding                      1,257,696     1,241,056
------------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                        $10.88        $10.44         $10.47        $10.05               *
     End of Period                                               16.40         10.88          10.44         10.47
     Number of Accum. Units Outstanding                        205,339       132,159         85,457         8,510
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust (continued)
International Equity Sub-Account
     Beginning of Period                                        $16.33        $12.89         $11.46        $10.97          $10.10
     End of Period                                               13.41         16.33          12.89         11.46           10.97
     Number of Accum. Units Outstanding                        875,028       838,996        779,375       554,105         124,032
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Stock Sub-Account
     Beginning of Period                                        $22.55        $19.43         $14.89        $11.34          $10.16
     End of Period                                               19.66         22.55          19.43         14.89           11.34
     Number of Accum. Units Outstanding                      1,621,909     1,531,957      1,132,390       686,677         126,231
------------------------------------------------------------------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                        $11.57        $11.91         $11.16        $10.37           $9.95
     End of Period                                               12.71         11.57          11.91         11.16           10.37
     Number of Accum. Units Outstanding                        574,866       629,401        501,045       234,643          64,534
------------------------------------------------------------------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                        $18.38        $16.99         $14.05        $10.84          $10.15
     End of Period                                               17.00         18.38          16.99         14.05           10.84
     Number of Accum. Units Outstanding                      1,213,970     1,237,436      1,052,797       700,550         185,509
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                        $17.93        $12.58         $13.49        $11.31          $10.91
     End of Period                                               15.82         17.93          12.58         13.49           11.31
     Number of Accum. Units Outstanding                        665,868       632,695        663,925       487,580         113,118
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Initial Class)
Dreyfus Stock Index Fund Sub-Account
     Beginning of Period                                        $10.34        $10.00              *             *               *
     End of Period                                                9.26         10.34
     Number of Accum. Units Outstanding                         21,547            10
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class)
Dreyfus VIF - Appreciation Sub-Account
     Beginning of Period                                        $10.13        $10.00              *             *               *
     End of Period                                                9.93         10.13
     Number of Accum. Units Outstanding                         27,606            10
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                        $10.31        $10.00              *             *               *
     End of Period                                                9.25         10.31
     Number of Accum. Units Outstanding                          4,460            10
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
Franklin Small Cap Sub-Account
     Beginning of Period                                        $17.72        $10.00              *             *               *
     End of Period                                               14.61         17.72
     Number of Accum. Units Outstanding                         57,662         7,226
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Sub-Account
     Beginning of Period                                        $10.43         $9.65          $8.64             *               *
     End of Period                                               11.61         10.43           9.65
     Number of Accum. Units Outstanding                         33,778         9,448            944
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                        $11.48         $7.56          $5.65             *               *
     End of Period                                                7.72         11.48           7.56
     Number of Accum. Units Outstanding                         43,226        13,256          7,033
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Securities Sub-Account
     Beginning of Period                                        $11.16         $9.15          $7.89             *               *
     End of Period                                               10.76         11.16           9.15
     Number of Accum. Units Outstanding                         83,612        50,837          6,626
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                        $11.53        $11.11         $10.67        $10.63               *
     End of Period                                               12.10         11.53          11.11         10.67
     Number of Accum. Units Outstanding                        172,790       157,984        129,569        14,091
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                        $10.30         $9.91         $11.21             *               *
     End of Period                                                9.68         10.30           9.91
     Number of Accum. Units Outstanding                         38,472        27,398         13,107
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                        $10.56        $10.82         $10.15             *               *
     End of Period                                               11.35         10.56          10.82
     Number of Accum. Units Outstanding                          4,803         3,165          3,002
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                        $14.84        $11.42         $11.20             *               *
     End of Period                                               12.71         14.84          11.42
     Number of Accum. Units Outstanding                         28,504        27,069         15,859
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Internet Tollkeeper Sub-Account
     Beginning of Period                                        $10.00             *              *             *               *
     End of Period                                                6.51
     Number of Accum. Units Outstanding                         12,534
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                        $11.15        $10.00              *             *               *
     End of Period                                               10.61         11.15
     Number of Accum. Units Outstanding                         27,344         1,951
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                        $10.12        $10.00              *             *               *
     End of Period                                                8.81         10.12
     Number of Accum. Units Outstanding                          8,718           996
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Newport Tiger Fund, Variable Sub-Account (Class A)
     Beginning of Period                                        $15.40         $9.28         $10.00             *               *
     End of Period                                               12.81         15.40           9.28
     Number of Accum. Units Outstanding                          7,171         2,639          2,397
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)
MFS Emerging Growth Sub-Account
     Beginning of Period                                        $23.08        $13.24         $10.00             *               *
     End of Period                                               18.30         23.08          13.24
     Number of Accum. Units Outstanding                         93,844        62,562         47,710
------------------------------------------------------------------------------------------------------------------------------------

MFS Global Governments Sub-Account
     Beginning of Period                                        $10.25        $10.66         $10.00             *               *
     End of Period                                               10.61         10.25          10.66
     Number of Accum. Units Outstanding                          1,396         1,050            385
------------------------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Sub-Account
(formerly, MFS Growth With Income Sub-Account)
     Beginning of Period                                        $12.70        $12.08         $10.00             *               *
     End of Period                                               12.51         12.70          12.08
     Number of Accum. Units Outstanding                        149,611       112,973         64,791
------------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                        $10.35         $9.86         $10.00             *               *
     End of Period                                                9.53         10.35           9.86
     Number of Accum. Units Outstanding                         29,111        21,540         13,080
------------------------------------------------------------------------------------------------------------------------------------




Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class) (continued)
MFS Research Sub-Account
     Beginning of Period                                        $14.90        $12.18         $10.00             *               *
     End of Period                                               13.98         14.90          12.18
     Number of Accum. Units Outstanding                         91,630        62,149         25,994
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Sub-Account
     Beginning of Period                                        $10.00             *              *             *               *
     End of Period                                                8.61
     Number of Accum. Units Outstanding                            885
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Bond Sub-Account
     Beginning of Period                                        $10.08        $10.00              *             *               *
     End of Period                                                9.86         10.08
     Number of Accum. Units Outstanding                            116            10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Bond Sub-Account
     Beginning of Period                                         $9.97        $10.00              *             *               *
     End of Period                                               10.69          9.97
     Number of Accum. Units Outstanding                            108            10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                        $10.31        $10.00              *             *               *
     End of Period                                                9.28         10.31
     Number of Accum. Units Outstanding                             10            10
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Bond Sub-Account
     Beginning of Period                                         $9.90        $10.00              *             *               *
     End of Period                                               10.75          9.90
     Number of Accum. Units Outstanding                         12,364         1,525
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (Class IA Shares)
Putnam VT Growth and Income Sub-Account
     Beginning of Period                                        $11.42        $11.40         $10.00             *               *
     End of Period                                               12.18         11.42          11.40
     Number of Accum. Units Outstanding                        169,137       131,527         80,114
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Sub-Account
     Beginning of Period                                        $18.52        $11.73         $10.00             *               *
     End of Period                                               16.54         18.52          11.73
     Number of Accum. Units Outstanding                        123,371        81,982         56,566
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                        $22.86        $11.42         $10.00             *               *
     End of Period                                               13.85         22.86          11.42
     Number of Accum. Units Outstanding                         22,503         8,721          4,783
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                        $10.38        $10.50         $10.00             *               *
     End of Period                                               12.54         10.38          10.50
     Number of Accum. Units Outstanding                          5,920         2,342          2,202
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                        $17.80        $11.80         $10.00             *               *
     End of Period                                               16.85         17.80          11.80
     Number of Accum. Units Outstanding                         46,645        17,707          6,799
------------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                                 Year or      Year or         Year or      Year or        Year or
                                                                 Period       Period          Period       Period         Period
                                                                  Ended        Ended           Ended        Ended          Ended
                                                                12/31/00     12/31/99        12/31/98     12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class A)
(formerly, Scudder Variable Life Investment Fund)
International Sub-Account
     Beginning of Period                                        $11.64        $10.00              *             *               *
     End of Period                                                8.98         11.64
     Number of Accum. Units Outstanding                         16,238           624
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)
Scudder Government Securities Sub-Account
     Beginning of Period                                        $10.56        $10.63         $10.00             *               *
     End of Period                                               11.55         10.56          10.63
     Number of Accum. Units Outstanding                         23,467        20,807          2,519
------------------------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                        $15.51        $11.69         $10.00             *               *
     End of Period                                               13.65         15.51          11.69
     Number of Accum. Units Outstanding                         16,931         8,195          3,829
------------------------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Value Sub-Account
     Beginning of Period                                         $8.89         $8.77         $10.00             *               *
     End of Period                                                9.12          8.89           8.77
     Number of Accum. Units Outstanding                         35,016        27,733         16,641
------------------------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth, Mid-Cap Value and Large Cap Research Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios; and February 17, 1998 for the Large Cap Research Portfolio. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Scudder Variable Series II, Liberty Variable Investment Trust, MFS Variable Insurance Trust, and Putnam Variable Trust -- December 31, 1997 (except September 1, 2000 for MFS New Discovery Series); General American Capital Company -- December 4, 1997; Goldman Sachs Variable Insurance Trust -- March 31, 1998 (except July 3, 2000 for Goldman Sachs VIT Internet Tollkeeper Fund); Franklin Templeton Variable Insurance Products Trust -- September 21, 1998 (except February 26, 1999 for the Franklin Small Cap Fund and September 30, 1998 for the Mutual Shares Securities
Fund);  American  Century Variable  Portfolios  Inc.,  Dreyfus Stock Index Fund,
Dreyfus Variable Investment Fund, INVESCO Variable Investment Funds, Inc., Scudder Variable Life Investment Fund and PIMCO Variable Insurance Trust -- November 19, 1999).


(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


DREYFUS STOCK INDEX FUND (INITIAL CLASS):

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS):

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:


High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.


Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.


Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios issue two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the
investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.


Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:


Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.


Goldman Sachs VIT Internet Tollkeeper FundSM

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors -- including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions -- securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth -- primarily common stock of mid-sized companies -- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.


INVESCO VIF - High Yield Fund

Investment Objective: The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields -- and therefore higher income -- than higher-rated debt securities.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST (CLASS A):

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the contract:


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.


MFS VARIABLE INSURANCE TRUST (INITIAL CLASS):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.


MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:


PIMCO High Yield Bond Portfolio

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.


PIMCO Low Duration Bond Portfolio

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund - Class IA Shares

Investment Objective: The Fund seeks capital growth and current income.


PUTNAM VT International Growth Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation.


PUTNAM VT International New Opportunities Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT New Value Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT Vista Fund - Class IA Shares

Investment Objective: The Fund seeks capital appreciation.


SCUDDER VARIABLE SERIES I (CLASS A) (formerly, Scudder Variable Life Investment
Fund):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The  portfolios  listed below began  operations  before  December 31, 2000. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

     o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

     o Performance figures shown for sub-accounts in existence for less than one year are not annualized.



Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation                  12/31/97               -16.75%        N/A      12.68%           -12.15%      N/A      13.93%
   AIM V.I. International
      Equity                        12/31/97               -32.02%        N/A       6.84%           -27.42%      N/A       8.22%
   AIM V.I. Value                   12/31/97               -20.43%        N/A      10.85%           -15.83%      N/A      12.14%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97               -22.34%        N/A      15.03%           -17.74%      N/A      16.22%
   Real Estate Investment
      (Class A)                     12/31/97                20.33%        N/A      -3.93%            24.93%      N/A      -2.21%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                      (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Growth & Income               11/19/99               -16.46%        N/A     -12.41%           -11.86%      N/A      -8.13%
   VP International                 11/19/99               -22.37%        N/A      -1.60%           -17.77%      N/A       2.62%
   VP Value                         11/19/99                11.94%        N/A       6.29%            16.54%      N/A      10.48%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock
Index Fund (Initial Class)          11/19/99               -15.06%        N/A     -10.99%           -10.46%      N/A      -6.72%

Dreyfus Variable Investment Fund (Initial Class)
   Dreyfus VIF -
      Appreciation                  11/19/99                -6.52%        N/A      -4.84%            -1.92%      N/A      -0.60%
   Dreyfus VIF - Disciplined
      Stock                         11/19/99               -14.85%        N/A     -11.04%           -10.25%      N/A      -6.77%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Insurance Variable
Products Trust, Class 1 Shares
   Mutual Shares
      Securities (1)                9/30/98                  1.54%        N/A      11.91%            6.14%      N/A      13.75%
   Templeton Developing Markets
      Securities (1) (2)            9/21/98                -37.32%        N/A      13.00%          -32.72%      N/A      14.78%
   Templeton International
      Securities (1) (2)            9/21/98                 -8.14%        N/A      12.81%           -3.54%      N/A      14.61%
   Franklin Small Cap (1)           2/26/99                -26.64%        N/A      26.77%          -22.04%      N/A      28.83%
------------------------------------------------------------------------------------------------------------------------------------


     (1) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ.

     (2) For the Templeton Developing Markets Securities Fund and the Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                     (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     12/4/97                  0.37%        N/A       2.81%             4.98%      N/A       4.30%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Global Income                 3/31/98                  2.94%        N/A       2.50%             7.54%      N/A       4.15%
   Goldman Sachs VIT
      Growth and Income             3/31/98                -10.61%        N/A      -7.14%            -6.01%      N/A      -5.19%
   Goldman Sachs VIT
      International Equity          3/31/98                -18.99%        N/A       3.07%           -14.39%      N/A       4.70%
   Goldman Sachs VIT
      Internet Tollkeeper           7/3/00                     N/A        N/A     -39.97%               N/A      N/A     -34.87%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics           11/19/99                -9.48%        N/A       1.22%            -4.88%      N/A       5.42%
   INVESCO VIF - High Yield         11/19/99               -17.52%        N/A     -15.01%           -12.92%      N/A     -10.72%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series              12/31/97                -21.40%        N/A      7.23%            -16.80%      N/A      8.61%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                     (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (1)
   Lord Abbett
      Bond Debenture                5/20/96                -5.19%         N/A        5.82%          -0.59%       N/A         6.70%
   Lord Abbett
      Developing Growth             11/7/97                -24.55%        N/A        0.60%         -19.95%       N/A         2.12%
   J.P. Morgan
      International Equity          5/14/96                -22.49%        N/A        5.44%          -17.89%      N/A         6.32%
   Lord Abbett Large
      Cap Research                  2/17/98                  6.44%        N/A       14.18%           11.04%      N/A        15.49%
   J.P. Morgan
      Enhanced Index                5/16/96                -17.40%        N/A       14.70%          -12.80%      N/A        15.36%
   Lord Abbett Growth
      and Income (2)                7/20/95                  8.47%      14.46%      16.28%           13.07%     14.53%      16.36%
   Lord Abbett
      Mid-Cap Value                 11/7/97                 46.19%        N/A       15.70%           50.79%      N/A        16.85%
   J.P. Morgan Quality Bond         5/20/96                  5.26%        N/A        4.52%            9.86%      N/A         5.44%
   J.P. Morgan Select Equity        5/15/96                -12.13%        N/A       11.05%           -7.53%      N/A        11.79%
   J.P. Morgan Small
      Cap Stock                     5/15/96                -16.36%        N/A        7.55%          -11.76%      N/A         8.38%
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                   (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   MFS Emerging Growth              12/31/97               -25.32%        N/A      21.25%           -20.72%      N/A      22.33%
   MFS Global Governments           12/31/97                -1.16%        N/A       0.42%             3.44%      N/A       1.98%
   MFS Investors Trust              12/31/97                -6.13%        N/A       6.36%            -1.53%      N/A       7.76%
   MFS High Income                  12/31/97               -12.13%        N/A      -3.12%            -7.53%      N/A      -1.45%
   MFS Research                     12/31/97               -10.77%        N/A      10.53%            -6.17%      N/A      11.82%
   MFS New Discovery                  9/1/00                 N/A          N/A     -19.00%              N/A       N/A     -13.90%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   PIMCO High Yield Bond            11/19/99               -6.72%        N/A       -5.46%            -2.12%      N/A      -1.22%
   PIMCO Low
      Duration Bond                 11/19/99                2.66%        N/A        2.00%             7.26%      N/A       6.21%
   PIMCO StocksPLUS
      Growth and Income             11/19/99              -14.61%        N/A      -10.77%           -10.01%      N/A      -6.51%
   PIMCO Total Return Bond          11/19/99                4.04%        N/A        2.55%             8.64%      N/A       6.75%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares              12/31/97                2.01%        N/A        5.37%             6.61%       N/A       6.80%
   Putnam VT International
      Growth -
      Class IA Shares              12/31/97              -15.29%        N/A       17.12%           -10.69%       N/A      18.29%
   Putnam VT International
      New Opportunities -
      Class IA Shares              12/31/97              -44.02%        N/A       10.18%           -39.42%       N/A      11.47%
   Putnam VT New Value -
      Class IA Shares              12/31/97              16.20%         N/A        6.43%            20.80%       N/A       7.84%
   Putnam VT Vista -
      Class IA Shares              12/31/97              -9.92%         N/A       17.87%            -5.32%       N/A      19.02%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (formerly,
Scudder Variable Life Investment Fund)
   International                   11/19/99             -27.41%         N/A      -13.48%           -22.81%      N/A      -9.19%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly,
Kemper Variable Series)
   Scudder Government
      Securities                    12/31/97              4.79%        N/A         3.44%             9.39%      N/A       4.93%
   Scudder Small
      Cap Growth                    12/31/97            -16.59%        N/A         9.61%           -11.99%      N/A      10.93%
   Scudder Small
      Cap Value                     12/31/97             -2.00%        N/A        -4.77%             2.60%      N/A      -3.04%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

     o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

     o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

     o Performance figures shown for portfolios in existence for less than one year are not annualized.


Average Annual Total Return for the periods ended 12/31/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation        5/5/93         -10.91%    15.45%    17.37%   -16.75%    13.85%   15.74%    -12.15%    13.92%    15.80%
   AIM V.I. International
      Equity              5/5/93         -26.40%    11.09%    11.62%   -32.02%     9.53%   10.04%    -27.42%     9.61%    10.11%
   AIM V.I. Value         5/5/93         -14.65%    15.87%    17.33%   -20.43%    14.23%   15.67%    -15.83%    14.30%    15.73%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
   Premier Growth
      (Class A)           6/26/92        -16.58%   21.82%     20.31%   -22.34%    20.12%   18.64%    -17.74%    20.18%    18.69%
   AllianceBernstein Real
      Estate Investment
      (Class A)           1/9/97          26.69%      N/A      4.70%     20.33%    N/A      2.18%     24.93%      N/A      3.32%
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income
      & Growth            10/30/97       -10.62%      N/A     12.28%    -16.46%    N/A      9.72%    -11.86%      N/A     10.95%
   VP International       5/1/94         -16.83%   17.07%     13.64%   -22.37%    15.47%   12.04%    -17.77%    15.54%    12.12%
   VP Value               5/1/96          18.14%      N/A     12.59%    11.94%      N/A    10.29%     16.54%      N/A     11.04%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock
Index Fund                9/29/89         -9.28%   17.98%     16.97%   -15.06%    16.32%   15.31%    -10.46%    16.39%    15.37%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -
      Appreciation        4/5/93          -0.65%   18.31%     17.15%    -6.52%    16.67%   15.51%     -1.92%    16.74%    15.57%
   Dreyfus VIF -
      Disciplined Stock5/1/96             -9.14%      N/A     17.60%   -14.85%      N/A    15.43%    -10.25%      N/A     16.07%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
(Service Class 2 Shares)
   High Income            9/19/85        -22.87%     1.35%     9.78%    -29.44%   -0.15%    8.21%    -23.94%    -0.06%     8.26%
   Growth                 10/9/86        -11.21%    19.19%    19.98%    -17.71%   17.52%   18.29%    -12.21%    17.59%    18.34%
   Equity-Income          10/9/86          8.13%    13.40%    17.30%      1.14%   11.74%   15.61%      6.64%    11.81%    15.66%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
   Mutual Shares
      Securities (1)      5/1/98          13.62%     N/A      11.52%      1.54%     N/A     7.63%      6.14%      N/A      8.56%
   Templeton Developing Markets
      Securities (1) (2)  3/1/96         -31.76%     N/A     -11.52%    -37.32%     N/A   -14.50%    -32.72%      N/A    -12.73%
   Templeton International
      Securities (1) (2)  5/1/92          -2.19%    13.32%    13.18%     -8.14%   11.71%   11.57%     -3.54%    11.78%    11.64%
   Franklin Small
      Cap (1)             11/1/95        -14.60%    20.34%    20.15%    -26.64%   16.81%   16.69%    -22.04%    16.88%    16.76%
------------------------------------------------------------------------------------------------------------------------------------

     (1) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ.

     (2) For the Templeton Developing Markets Securities Fund and the Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.


APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87          6.45%    5.70%      5.16%      0.37%    5.42%    4.25%      4.98%     5.51%     4.33%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Global Income       1/12/98          9.03%      N/A      5.39%      2.94%     N/A     2.44%      7.54%     N/A       3.96%
   Goldman Sachs
      VIT Growth
      and Income          1/12/98         -4.68%      N/A      1.97%    -10.61%     N/A    -1.08%     -6.01%     N/A       0.54%
   Goldman Sachs
      VIT International
      Equity              1/12/98        -13.15%      N/A     11.29%    -18.99%     N/A     8.37%    -14.39%     N/A       9.73%
   Goldman Sachs
      VIT Internet
      Tollkeeper          5/1/00            N/A       N/A    -32.00%       N/A      N/A   -37.72%       N/A      N/A     -32.62%
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics            8/25/97         -3.55%      N/A     20.18%     -9.48%     N/A    17.52%     -4.88%     N/A      18.53%
   INVESCO VIF -
      High Yield          5/27/94        -11.68%    6.00%      7.50%    -17.52%    4.46%    5.95%    -12.92%     4.54%     6.03%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series     5/1/95         -15.63%    0.40%      2.86%    -21.40%   -0.97%    1.45%    -16.80%    -0.86%     1.56%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                               Fund Performance                 charges and                 and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio
                          Inception                         Since                         Since                          Since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (1)
   J.P. Morgan
      Select Equity       5/1/96          -6.18%      N/A     13.41%    -12.13%     N/A    11.13%     -7.53%       N/A    11.85%
   J.P. Morgan Small
      Cap Stock           5/1/96         -10.55%      N/A     10.68%    -16.36%     N/A     8.38%    -11.76%       N/A     9.16%
   J.P.Morgan International
      Equity              5/1/96         -16.76%      N/A      7.50%    -22.49%     N/A     5.15%    -17.89%       N/A     6.01%
   J.P. Morgan
      Quality Bond        5/1/96          11.42%      N/A      6.97%      5.26%     N/A     4.62%      9.86%       N/A     5.50%
   J.P. Morgan
      Enhanced Index      5/1/96         -11.55%      N/A     17.18%    -17.40%     N/A    14.96%    -12.80%       N/A    15.59%
   Lord Abbett Bond
      Debenture           5/1/96           0.87%      N/A      8.22%     -5.19%     N/A     5.88%     -0.59%       N/A     6.73%
   Lord Abbett
      Mid-Cap Value       8/20/97         52.87%      N/A     17.34%     46.19%     N/A    14.78%     50.79%       N/A    15.85%
   Lord AbbettLarge
      Cap Research        8/20/97         12.60%      N/A     17.02%      6.44%     N/A    14.47%     11.04%       N/A    15.54%
   Lord Abbett Developing
      Growth              8/20/97        -18.87%      N/A      5.79%    -24.55%     N/A     3.09%    -19.95%       N/A     4.43%
   Lord Abbett Growth
      and Income (2)      12/11/89        14.66%   17.56%     17.58%      8.47%     N/A    14.42%     13.07%       N/A    14.48%
------------------------------------------------------------------------------------------------------------------------------------

     (1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

     (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   MFS Emerging
      Growth              7/24/95        -19.61%   22.15%     23.79%    -25.32%   20.41%   22.05%    -20.72%    20.48%    22.11%
   MFS Global
      Governments         6/14/94          4.90%    2.57%      4.19%     -1.16%    1.09%    2.68%      3.44%     1.18%     2.78%
   MFS Investors
      Trust               10/9/95         -0.15%   16.05%     16.73%     -6.13%   14.40%   15.08%     -1.53%    14.47%    15.14%
   MFS High Income        7/26/95         -6.67%    4.73%      5.33%    -12.13%    3.33%    3.92%     -7.53%     3.41%     4.00%
   MFS Research           7/26/95         -4.85%   16.46%     17.21%    -10.77%   14.13%   14.26%     -6.17%    14.20%    14.33%
   MFS New
      Discovery           4/29/98         -1.99%      N/A     22.99%     -7.80%      N/A   20.02%     -3.20%       N/A    21.35%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   PIMCO High
      Yield Bond          4/30/98        -0.86%       N/A      1.47%   -6.72%        N/A   -1.88%     -2.12%       N/A    -0.05%
   PIMCO Low
      Duration Bond       2/16/99         7.41%       N/A      5.31%    2.66%        N/A    2.22%      7.26%       N/A     4.62%
   PIMCO StocksPLUS
      Growth
      and Income          12/31/97       -9.50%       N/A     12.19%  -14.61%        N/A    9.65%    -10.01%       N/A    10.96%
   PIMCO Total
      Return Bond         12/31/97       10.15%       N/A      5.97%    4.04%        N/A    3.05%      8.64%       N/A     4.54%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Average Annual Total Return for the periods ended 12/31/00:

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares     2/1/88          8.11%   13.92%      14.67%    2.01%     12.31%   13.05%      6.61%    12.39%    13.11%
   Putnam VT International
      Growth - Class
      IA Shares           1/2/97         -9.48%       N/A     18.96%  -15.29%        N/A   16.58%    -10.69%       N/A    17.36%
   Putnam VT International
      New Opportunities -
      Class IA Shares     1/2/97        -38.56%       N/A      9.56%  -44.02%        N/A    7.10%    -39.42%       N/A     8.09%
   Putnam VT New Value -
      Class IA Shares     1/2/97         22.50%       N/A     11.33%   16.20%        N/A    8.89%     20.80%       N/A     9.84%
   Putnam VT Vista -
      Class IA Shares     1/2/97         -3.98%       N/A     21.31%   -9.92%        N/A   18.93%     -5.32%       N/A    19.67%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I
(formerly, Scudder Variable Life
Investment Fund)
   International          5/1/87        -19.23%    13.35%   11.71%     -27.41%    10.79%    9.80%    -22.81%    10.86%     9.87%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
(formerly, Kemper Variable Series)
   Scudder Government
      Securities          9/3/87         10.93%     6.31%    7.52%       4.79%     4.55%    5.74%      9.39%     4.65%     5.82%
   Scudder Small
      Cap Growth          5/2/94        -10.71%    19.66%   19.65%     -16.59%    17.87%   17.94%    -11.99%    17.93%    18.00%
   Scudder Small
      Cap Value           5/1/96          4.05%      N/A     3.56%      -2.00%      N/A     1.15%      2.60%       N/A     2.16%
------------------------------------------------------------------------------------------------------------------------------------




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                         MetLife Investors Insurance Company
                           of California
                         Attn: Variable Products
                         P.O. Box 10366
                         Des Moines, IA  50306-0366



Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by MetLife Investors.


               (Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address




- ------------------------------------------------------------------------------
City                               State                    Zip Code


CC-4283 (5/01)                                                NAVI-CA



                                    [back cover]



                              MetLife Investors(R)

               MetLife Investors Insurance Company of California



                         Marketing and Executive Office
                            610 Newport Center Drive
                                  Suite 1400
                            Newport Beach, CA  92660
                                  800-989-3752




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CC-4282 (5/01)     Policy Form Series XLCC-648, XLCC-833     21-NAVI-CAS (5/01)